Prepayments and Other Receivables (Tables)	3 Months Ended
Mar. 31, 2025
Prepayments and Other Receivables.
Prepayments and Other Receivables

	March 31,	December 31,
	2025	2024
	€1,000	€1,000
Prepayments	2,910	2,410
Other receivables	1,725	835
Accrued income from Rett Syndrome Research Trust	502	502
	5,137	3,747